Prepaids and Deposits (Details)	6 Months Ended
Dec. 31, 2021 CAD ($)
Disclosure of prepayments and other assets [text block] [Abstract]
Prepaid insurance	$ 1,063,000
Advances related to exploration work	$ 189,000